Consolidated Statement of Stockholders Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Deficit Accumulated [Member]	Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Jul. 31, 2014	$ 598,042	$ 9,451,675	$ (317,000)	$ (862,211)	$ 8,024	$ 8,878,530
Beginning Balance (Shares) at Jul. 31, 2014	598,042,000
Common stock issued (Shares)	(7,000,000)
Rent contributed by shareholders		6,000				6,000
Cancellation of issued shares	$ (7,000)		7,000
Other comprehensive income					7,492	7,492
Net loss				657,460		657,460
Ending Balance at Jul. 31, 2015	$ 591,042	9,457,675	(310,000)	(204,751)	15,516	9,549,482
Ending Balance (Shares) at Jul. 31, 2015	591,042,000
Rent contributed by shareholders		6,000				6,000
Contribution from shareholders		250,000				250,000
Other comprehensive income					(694,964)	(694,964)
Net loss				(608,184)		(608,184)
Ending Balance at Jul. 31, 2016	$ 591,042	9,713,675	(310,000)	(812,935)	(679,448)	8,502,334
Ending Balance (Shares) at Jul. 31, 2016	591,042,000
Rent contributed by shareholders		6,000				6,000
Cancellation of capital lease obligation to shareholders recorded as capital contribution		242,880				242,880
Other comprehensive income					(180,921)	(180,921)
Net loss				(4,564,159)		(4,564,159)
Ending Balance at Jul. 31, 2017	$ 591,042	9,962,555	(310,000)	(5,377,094)	(860,369)	4,006,134
Ending Balance (Shares) at Jul. 31, 2017	591,042,000
Rent contributed by shareholders		3,000				3,000
Other comprehensive income					405,892	405,892
Net loss				(1,524,525)		(1,524,525)
Ending Balance at Jan. 31, 2018	$ 591,042	$ 9,965,555	$ (310,000)	$ (6,901,619)	$ (454,477)	$ 2,890,501
Ending Balance (Shares) at Jan. 31, 2018	591,042,000